Schedule III Real Estate and Accumulated Depreciation - Narrative (Details) $ in Thousands	Dec. 31, 2016 USD ($) property
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Number of properties owned	48,298
Number of properties held-for-sale	391
Number of encumbered units held-for-sale	345
Amount of encumbrances held for sale | $	$ 26,824
Number of encumbered properties sold	23
Amount of encumbrances units sold | $	$ 2,289
Gross aggregate real estate for federal income tax purposes | $	$ 9,796,006